NOTE 20 - SUBSEQUENT EVENTS	6 Months Ended
Jun. 30, 2012
Subsequent Events [Abstract]
NOTE 20 - SUBSEQUENT EVENTS

NOTE 20 - SUBSEQUENT EVENTS

On February 29, 2012, the we entered into a Linear Short Form Agreement (the “AGREEMENT”), with Success Oil Co., Inc. located at 8306 Wilshire Blvd. #566 Beverly Hills, Ca. 90211, and ii) CUBO Energy, PLC and or its assignee, a public limited corporation organized under the laws of Great Britain with its principal place of business located at Thames House, Portsmouth Road Esher Surrey, KT10 9AD United Kingdom.

Whereas, a linear short form Agreement was agreed by the parties to be developed into the final long form agreement (“LFA”) to be completed and signed off by the parties by no later than March 15, 2012.

Whereas the Parties as i) entered into a Stock Purchase Agreement (the “Agreement”) as of July 31, 2012, the Effective Date (“Effective Date”), by and among CUBO Energy, PLC’s assignee, Mondial Ventures Inc., (“Mondial”) a public limited corporation organized under the state of Nevada, USA, with its principal place of business located at 4625 West Nevso Drive, Suite 2 Las Vegas NV, 89103 (collectively, the “Company”), and itself, and EGPI Firecreek, Inc. (“the Registrant”) listed on Schedule 1 attached thereto (collectively referred to as the “Investor”), and, ii) entered into an assignment and,

Whereas, contemporaneously with the execution and delivery of the Agreement, the parties hereto executed and delivered i) an Assignment and Bill of Sale (the “Assignment and Bill of Sale Agreement”) pursuant to which EGPI Firecreek, Inc., the Investor, and its wholly-owned subsidiary, Energy Producers, Inc., agree to sell to Mondial Ventures, Inc., oil and gas interests for the J.B. Tubb Leasehold Estate listed in the Assignment and Bill of Sale Agreement of Energy Producers, Inc., a wholly owned subsidiary of EGPI Firecreek, Inc. as described in the Assignment and Bill of Sale attached on Exhibit “A” thereto, and, ii) Participation Agreement (Turnkey Drilling, Re Entry, and Multiple Wells) granting certain rights in and to interests for additional development in the J.B. Tubb Leasehold Estate.

For more information please see our Current Report on Form 8-K filed on August 3, 2012.

II.

Effective July 1, 2012 EGPI Firecreek, Inc. and it wholly owned subsidiary Energy Producers, Inc. (individually and collectively, the “Company” or “Companies”, entered into an Agreement (the “Agreement”) with TWL Investments a LLC, an Arizona limited liability company (“Holder” or “TWL”), each a “Party” and collectively (the “Parties”). The Agreement pertains to a certain Promissory Note of May 9, 2011 (hereinafter, the “TWL Note”) and other obligations of the Companies that have been assigned to TWL by their holders. This Agreement shall be effective as of July 1, 2012.

For more information please see our Current Report on Form 8-K filed on August 3, 2012.

In August 2012 the Company issued 370,750,000 shares of common stock, as reclassified, to reduce debt owed to a debt holder.

In August 2012 the Company issued 627,222,222 shares of common stock, as reclassified, to reduce debt on promissory notes and convertible promissory notes.